Share-based payments - Others (Details) ¥ in Thousands		9 Months Ended	12 Months Ended			21 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 18, 2019 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2014	Dec. 18, 2019 USD ($)
NFH Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | ¥	¥ 10,514		¥ 34,403
Predecessor
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards exercised during the period | shares				6,125,000
Predecessor | Partnership Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards exercised during the period | shares		132,360	5,349	165,422
Number of awards cancelled during the period | $						0
Share-based compensation expense | ¥		¥ 18,418		¥ 22,850
Predecessor | Partnership Awards | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					1 year
Predecessor | Partnership Awards | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					4 years